SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Accounts Receivable
Accounts	December 31,
receivable	2014		2015
Customer C		$2,213,393	$	*
Customer J		$1,578,947		$2,996,042
Customer M		$1,330,145	$	*
Customer H		$1,071,415		$6,354,510
Customer N	$	*		$2,315,035
Customer B	$	*		$2,299,732

*	Represents less than 10%

Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives
Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Share-Based Compensation Expenses
	Year ended December 31,
	2013	2014	2015
Selling, general and administrative expenses	$1,743,768	$1,544,078	$3,323,948
Research and development expenses	60,987	12,310	—
Cost of sales	76,646	236,431	364,003
Total	$1,881,401	$1,792,819	$3,687,951